BIOLOGICAL ASSETS AND INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about biological assets [abstract]
Schedule of reconciliation of the beginning and ending balances of biological assets

Amount
December 31, 2017	$—
Production cost capitalized	3,995
Depreciation cost capitalized	724
Biological assets acquired	1,162
Changes in fair value less costs to sell due to biological transformation	19,349
Transferred to inventory upon harvest	(16,790)
December 31, 2018	$8,440

Schedule of inventories.

	December 31, 2018	December 31, 2017
Retail inventory	$1,101	$421
Cultivation inventory	16,047	—
Supplies & other	508	42
Total	$17,656	$463